Equity (Schedule of Stock-based Compensation) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	$ 4,836	$ 7,597	$ 24,160	$ 21,411
Cost of sales [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	739	1,282	4,369	3,228
Research and development, net [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	985	1,098	4,359	2,921
Selling, general and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	$ 3,112	$ 5,217	$ 15,432	$ 15,262